Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643		54.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32%		April 15, 2016
Class A-2a Notes	$215,000,000.00	0.81%		January 15, 2018
Class A-2b Notes	$331,400,000.00	2.70513%	*	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.28%		September 15, 2019
Class A-4 Notes	$111,780,000.00	1.64%		June 15, 2020
Class B Notes	$47,380,000.00	2.03%		August 15, 2020
Class C Notes	$31,590,000.00	2.20%		November 15, 2020
Class D Notes	$31,590,000.00	2.70%		September 15, 2021
Total	$1,610,940,000.00
	* One-month LIBOR + 0.25%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$408,573.87

Principal:
Principal Collections	$9,048,370.73
Prepayments in Full	$3,217,020.24
Liquidation Proceeds	$47,472.93
Recoveries	$71,074.21
Sub Total	$12,383,938.11
Collections	$12,792,511.98

Purchase Amounts:
Purchase Amounts Related to Principal	$197,910.88
Purchase Amounts Related to Interest	$920.04
Sub Total	$198,830.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,991,342.90

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	46
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,991,342.90
Servicing Fee	$118,633.01	$118,633.01	$0.00	$0.00	$12,872,709.89
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,872,709.89
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$12,872,709.89
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$12,872,709.89
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,872,709.89
Interest - Class A-4 Notes	$35,516.14	$35,516.14	$0.00	$0.00	$12,837,193.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,837,193.75
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$12,757,042.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,757,042.58
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$12,699,127.58
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,699,127.58
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$12,628,050.08
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,628,050.08
Regular Principal Payment	$11,973,875.69	$11,973,875.69	$0.00	$0.00	$654,174.39
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$654,174.39
Residual Released to Depositor	$0.00	$654,174.39	$0.00	$0.00	$0.00
Total		$12,991,342.90

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,973,875.69
Total					$11,973,875.69
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,973,875.69	$107.12	$35,516.14	$0.32	$12,009,391.83	$107.44
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$11,973,875.69	$7.43	$244,659.81	$0.15	$12,218,535.50	$7.58

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$25,987,419.79	0.2324872	$14,013,544.10	0.1253672
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$136,547,419.79	0.0847626	$124,573,544.10	0.0773297

Pool Information
Weighted Average APR	3.587%	3.615%
Weighted Average Remaining Term	19.08	18.43
Number of Receivables Outstanding	19,896	18,884
Pool Balance	$142,359,607.43	$129,757,098.97
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$136,547,419.79	$124,573,544.10
Pool Factor	0.0852760	0.0777269

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$5,183,554.87
Targeted Overcollateralization Amount	$5,183,554.87
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,183,554.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	46
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		106	$91,733.68
(Recoveries)		133	$71,074.21
Net Loss for Current Collection Period			$20,659.47
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1741%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0237%
Second Prior Collection Period			1.0728%
Prior Collection Period			1.1586%
Current Collection Period			0.1822%
Four Month Average (Current and Prior Three Collection Periods)			0.6093%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6015	$14,786,855.99
(Cumulative Recoveries)			$2,745,920.11
Cumulative Net Loss for All Collection Periods			$12,040,935.88
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7213%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,458.33
Average Net Loss for Receivables that have experienced a Realized Loss			$2,001.82

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.97%	366	$3,852,068.73
61-90 Days Delinquent	0.25%	33	$328,178.69
91-120 Days Delinquent	0.04%	3	$53,183.87
Over 120 Days Delinquent	0.46%	44	$603,099.63
Total Delinquent Receivables	3.73%	446	$4,836,530.92

Repossession Inventory:
Repossessed in the Current Collection Period		7	$69,042.80
Total Repossessed Inventory		18	$221,092.57

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3797%
Prior Collection Period			0.3619%
Current Collection Period			0.4236%
Three Month Average			0.3884%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	46

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer